PROVISIONS AND CONTINGENT CONSIDERATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [abstract]
Schedule of reconciliation of provisions and contingent consideration
The reconciliation of the Company’s provisions is as follows:

	Environmental	Restoration	Termination benefits	Litigation	Contingent consideration	Total
	$	$	$	$	$	$
Balance as of December 31, 2019	1,524	1,586	961	764	—	4,835
Provisions assumed through business acquisitions	—	—	—	100	—	100
Additional provisions	—	80	4,162	258	11,005 (1)	15,505
Amounts used	(127)	—	(2,654)	(8)	—	(2,789)
Amounts reversed	—	—	(52)	—	(11,005)	(11,057)
Net foreign exchange differences	—	10	48	—	—	58
Balance as of December 31, 2020	1,397	1,676	2,465	1,114	—	6,652

Amount presented as current	819	50	2,370	983	—	4,222
Amount presented as non-current	578	1,626	95	131	—	2,430
Balance as of December 31, 2020	1,397	1,676	2,465	1,114	—	6,652

Provisions assumed through business acquisitions	—	88	—	—	—	88
Additional provisions	—	12	314	208	8,305	8,839
Amounts used	(165)	—	(1,842)	(1,034)	—	(3,041)
Amounts reversed	(50)	—	(240)	(106)	—	(396)
Net foreign exchange differences	—	1	(1)	(1)	9	8
Balance as of December 31, 2021	1,182	1,777	696	181	8,314	12,150

Amount presented as current	670	—	413	78	3,344	4,505
Amount presented as non-current	512	1,777	283	103	4,970	7,645
Balance as of December 31, 2021	1,182	1,777	696	181	8,314	12,150

(1)    Includes increases resulting from net present value discounting of $0.2 million. Refer to Note 24 for additional information regarding the Company's contingent consideration arrangements.